Inventories (Details) - Schedule of inventories - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories Abstract
Raw materials		$ 71,064	$ 51,292	$ 48,524
Finished goods		1,388,207	82,621	111,547
Less: Provision for impairment				(12,800)
Total, net	$ 1,459,271	$ 1,459,271	$ 133,913	$ 147,271